Business Combination - Schedule of Reverse Recapitalization (Details)	Sep. 24, 2022 vote shares	Jun. 07, 2022 vote shares	Jun. 06, 2022 shares	Sep. 25, 2021 shares
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	553,889,249	528,441,744	0
Working capital loan settlement (in shares)		200,000
Class A Common Stock
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	57,718,836		0	0
Common stock, issued (in shares)	57,718,836			0
Number of votes per common share | vote	1	1
Class A Common Stock | Public Stockholders
Business Acquisition [Line Items]
Common stock, outstanding (in shares)		4,540,146
Class A Common Stock | Sponsor Shares
Business Acquisition [Line Items]
Common stock, outstanding (in shares)		5,624,000
Class A Common Stock | Subscription Agreements
Business Acquisition [Line Items]
Common stock, outstanding (in shares)		20,500,000
Class A Common Stock | Forward Purchase Agreement
Business Acquisition [Line Items]
Common stock, outstanding (in shares)		20,000,000
Class V-1 Common Stock
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	79,237,388			0
Common stock, issued (in shares)	79,237,388			0
Reverse recapitalization, warrant or right outstanding, nonvested (in shares)		15,870,411
Number of votes per common share | vote	1	1
Class V-1 Common Stock | Sponsor Shares
Business Acquisition [Line Items]
Reverse recapitalization, warrant or right outstanding, nonvested (in shares)		3,616,000
Class V-1 Common Stock | Warehouse
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	79,237,388
Common stock, issued (in shares)		60,844,573
Class V-1 Common Stock | Earnout Interests
Business Acquisition [Line Items]
Reverse recapitalization, warrant or right outstanding, nonvested (in shares)		20,000,000
Class V-3 Common Stock
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	416,933,025			0
Common stock, issued (in shares)	416,933,025			0
Number of votes per common share | vote		3
Class V-3 Common Stock | Warehouse
Business Acquisition [Line Items]
Common stock, outstanding (in shares)	416,933,025
Common stock, issued (in shares)		416,933,025